STOCKHOLDERS' EQUITY (Details)	Dec. 31, 2020 $ / shares shares	Sep. 30, 2020 shares	Aug. 03, 2020 shares	Jul. 30, 2020 USD ($) $ / shares shares
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Class A common stock subject to possible redemption	185,343,777	186,248,002	191,473,711
Sponsor
Equity Method Investment, Ownership Percentage	20.00%
Class A Common Stock
Common Stock, Shares Authorized	400,000,000			400,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001			$ 0.0001
Common shares, votes per share | $				1
Common Stock, Shares, Issued	21,656,223			21,656,223
Common Stock, Shares, Outstanding	7,436,173			7,436,173
Class A common stock subject to possible redemption	185,343,777			185,343,777
Class B Common Stock
Common Stock, Shares Authorized	100,000,000			100,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001			$ 0.0001
Common shares, votes per share | $				1
Common Stock, Shares, Issued	51,750,000			51,750,000
Common Stock, Shares, Outstanding	51,750,000			51,750,000